Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of major categories of premises and equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2016	2015
Land	$19,577	$19,123
Buildings	75,472	74,525
Equipment, furniture and fixtures	52,719	47,839
Leasehold improvements	3,400	3,878
Total	$151,168	$145,365
Less accumulated depreciation	(93,197)	(85,872)
Premises and equipment, net	$57,971	$59,493

Schedule of future minimum rental payments under operating leases
The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2017	$1,508
2018	1,269
2019	1,178
2020	621
2021	422
Thereafter	700
Total	$5,698